CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 7,113	$ 2,864
Accounts receivable, net	2,633	2,918
Inventory	2,578	879
Contract assets	233	1,219
Prepaid expenses and other current assets	744	892
Total current assets	13,301	8,772
Property and equipment, net	6,514	8,891
Operating leases - right of use asset	371	1,323
Restricted cash	320	320
Other noncurrent assets	83	2,925
Total assets	20,589	22,231
Current liabilities
Accounts payable	10,165	1,583
Contract liabilities	2,595	175
Accrued liabilities	7,209	3,971
Accrued compensation and related benefits	689	1,249
Operating lease liability, current	516	1,111
Finance lease, current	1,606	1,091
Loan payable - related party, current	600
Loan payable, current ($20,101 and $0 measured at fair value, respectively)	20,977	10,486
Total current liabilities	44,357	19,666
Operating lease liability, noncurrent	30	546
Finance lease, noncurrent		1,606
Loan payable, noncurrent	663	11,351
Warrant liabilities	389	5,573
Earnout liabilities	1,173
Total liabilities	46,612	38,742
Commitment and contingencies
Stockholders' deficit
Preferred stock, $0.0001 par value. 20,000,000 shares authorized at December 31, 2022 and 2021, respectively; no shares issued and outstanding at December 31, 2022 and 2021, respectively
Common stock, $0.0001 par value. 600,000,000 shares authorized at December 31, 2022 and 2021, respectively; 26,329,195 and 6,745,554 shares issued and outstanding at December 31, 2022 and 2021, respectively	3	1
Additional paid in capital	227,137	91,800
Accumulated deficit	(253,163)	(108,312)
Total stockholders' deficit	(26,023)	(16,511)
Total liabilities and stockholders' deficit	$ 20,589	$ 22,231